Securities - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 104	$ 25
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	45	27
Dividend income recognized on equity securities	7	5
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0